Commitments and Contingencies	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

(a) Under the terms of a License Agreement dated January 25, 2013, PPL is required to reimburse to the Licensor, Trojan Technologies Limited ("Trojan"), 50% of all maintenance costs of the US Patent #7,968,512 and to pay royalties of 3% on Net Receipts from sales of the Licensed Product and 5% on Net Receipts from third parties in respect of development or other exploitation of Licensed Intellectual Property and/or Licensed Products up to a maximum of $30 million. As of March 31, 2020, no royalties have been earned and maintenance fees are insignificant, therefore no payments have been made to Trojan.

(b) The Company is committed to invest approximately €1.5 million ($1.9 million) in Stimunity upon Stimunity's achievement of certain agreed milestones. As of March 31, 2020, the Company has made an additional discretionary investment of €600,129 ($688,359) toward the commitment (see Note 6). See Note 22.

(c) SalvaRx has an obligation to make further capital contribution of €0.3 million ($0.3 million) in Nekonal once certain development milestones have been achieved (see Note 9 and (d) below).

(d) SalvaRx and Nekonal are currently a in disagreement regarding SalvaRx's obligation to make the additional equity contribution described in (c), which is due upon Nekonal's attainment of the defined milestone. In April 2019, SalvaRx asserted that management of Nekonal committed a breach of duties and fraud on its minority shareholder and Nekonal management has accused SalvaRx of breach of contract stemming from the disagreement as to whether the milestone triggering the requirement to provide funding has been met. To date, no legal proceedings have been formally commenced by either party. Research and development efforts have been suspended pending a resolution of this matter. The Company cannot predict the outcome of this matter and there is no assurance that a loss will not be incurred. (see Notes 9 and 19).